Disclosures about Fair Value of Assets and Liabilities - Quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	$ 1,219,185	$ 1,032,580
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	673,576
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis		137,193
Significant Unobservable Inputs (Level 3) | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	1,219,185	1,032,580
Valuation Technique	Market comparable properties	Market comparable properties
Marketability discount	25.00%	25.00%
Significant Unobservable Inputs (Level 3) | Collateral-dependent impaired loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	20.00%	20.00%
Significant Unobservable Inputs (Level 3) | Collateral-dependent impaired loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	30.00%	30.00%
Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	673,576
Valuation Technique	Discounted cash flow
Discount rate	10.24%
PSA standard prepayment model rate	164.00%
Significant Unobservable Inputs (Level 3) | Mortgage servicing rights | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	8.00%
PSA standard prepayment model rate	144.00%
Significant Unobservable Inputs (Level 3) | Mortgage servicing rights | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate	12.50%
PSA standard prepayment model rate	342.00%
Significant Unobservable Inputs (Level 3) | Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis		$ 137,193
Valuation Technique		Market comparable properties
Comparability adjustments		26.00%